Share-based compensation (Details)					3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 26, 2025 $ / shares shares	Aug. 15, 2025 individual shares	Apr. 15, 2025 USD ($) $ / shares shares	Aug. 23, 2024 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2026 USD ($) trading $ / shares shares	Sep. 30, 2026 $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 shares
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion							635,500		155,692
Number of share options granted							400,000
Options exercisable price per share (in Dollars per share) | $ / shares								$ 4.91		$ 18.6
Weighted average contractual life of share options							5 years
Share options granted vests							235,500
Share options exercised						37,192			37,192	37,192
Total gross proceeds (in Dollars) | $							$ 0		$ 148,086
Surplus amount transfer to share capital (in Dollars) | $						$ 84,358			84,358	$ 84,358
Options of shares vesting					400,000		400,000	400,000
Fair value of the options with market-based vesting shares							400,000
Fair value options with market based vesting price per share (in Dollars per share) | $ / shares							$ 12.15
Number of consecutive trading days (in trading) | trading							5
Grant date fair value was estimated per share (in Dollars per share) | $ / shares							$ 2.4462
Description of share-based payment arrangement							the PSUs and RSUs. Each PSU and RSU convert into one Class B Subordinate Voting Share at $Nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution
Performance share unit, outstanding							0
Share based compensation (in Dollars) | $					$ 397,920	869,908	$ 1,158,945		2,186,391
Restricted stock shares vested					1,000		1,000	1,000
Share-based compensation expense (in Dollars) | $									33,693
Withholding taxes of exercise amount (in Dollars) | $							$ 108,579
Share-based compensation expense (in Dollars) | $					$ 11,145	$ 0	$ 1,030		36,875
Bottom of range [member]
Share-based compensation (Details) [Line Items]
Options exercisable price per share (in Dollars per share) | $ / shares								$ 4.8
Weighted average contractual life of share options							1 year
Top of range [member]
Share-based compensation (Details) [Line Items]
Options exercisable price per share (in Dollars per share) | $ / shares								6.5
Weighted average contractual life of share options							5 years
Restricted Share Unit [Member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		1,600
Number of share granted				32,690
Restricted unit per share (in Dollars per share) | $ / shares				$ 4.21
Restricted share fair value (in Dollars) | $				$ 137,625
Share based compensation (in Dollars) | $									88,568
Restricted share unit issued							32,690
RSUs Converted to Class B Shares											32,690
Share-based compensation expense (in Dollars) | $							$ 22,339		$ 4,527
Share based compensation expense vested price per share (in Dollars per share) | $ / shares							$ 22.45
Restricted share units [member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		800
Number of share granted			60,000
Restricted unit per share (in Dollars per share) | $ / shares	$ 16.32		$ 6.3
Restricted share fair value (in Dollars) | $			$ 378,000
Restricted share unit issued	96,000						96,000
RSUs Converted to Class B Shares			60,000				44,415
Number of share-based payment granted share option (in individual) | individual		2
First vesting tranche shares		500
Second vesting tranche shares							300
Share-based compensation expense (in Dollars) | $							$ 741,059
CEO [Member]
Share-based compensation (Details) [Line Items]
Options exercisable price per share (in Dollars per share) | $ / shares								$ 4.8